Other Liabilities - Schedule of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other liabilities details [abstract]
Derivative instruments	$ (129)	$ 137
Deferred income	71,649	24,471
Other	587
Total	72,107	24,608
Current	3,861	9,415
Non-current	68,246	15,193
Total	$ 72,107	$ 24,608